INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Financial Information of Investments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings and Comprehensive Income
Revenue	$ 8,627,000,000	$ 5,953,000,000
Impairment		(1,776,000,000)
Finance costs and other	(450,000,000)	(420,000,000)
Earnings (loss)	1,242,000,000	(316,000,000)
Statement of financial position [abstract]
Current assets	1,245,000,000	989,000,000
Non-current assets	30,211,000,000	30,427,000,000
Current liabilities	2,390,000,000	1,781,000,000
Non-current liabilities	14,703,000,000	14,620,000,000
Cash and cash equivalents	43,000,000	81,000,000	$ 129,000,000
Alliance
Earnings and Comprehensive Income
Revenue	905,000,000	840,000,000
Expenses	(353,000,000)	(296,000,000)
Depreciation and amortization	(138,000,000)	(141,000,000)
Finance costs and other	(115,000,000)	(61,000,000)
Earnings (loss)	299,000,000	342,000,000
Net Income Attributable To Pembina	111,000,000	105,000,000
Statement of financial position [abstract]
Current assets	264,000,000	122,000,000
Non-current assets	1,690,000,000	1,816,000,000
Current liabilities	67,000,000	206,000,000
Non-current liabilities	814,000,000	1,121,000,000
Interest income	0	2,000,000
Interest expense	118,000,000	66,000,000
Cash and cash equivalents	168,000,000	25,000,000
Alliance | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	48,000,000	71,000,000
Alliance | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	9,000,000	128,000,000
Aux Sable
Earnings and Comprehensive Income
Revenue	1,967,000,000	1,059,000,000
Expenses	(1,747,000,000)	(1,019,000,000)
Depreciation and amortization	(43,000,000)	(49,000,000)
Earnings (loss)	177,000,000	(9,000,000)
Net Income Attributable To Pembina	77,000,000	0
Statement of financial position [abstract]
Current assets	196,000,000	162,000,000
Non-current assets	707,000,000	757,000,000
Current liabilities	143,000,000	107,000,000
Non-current liabilities	164,000,000	155,000,000
Cash and cash equivalents	24,000,000	50,000,000
Aux Sable | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	98,000,000	103,000,000
Aux Sable | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	5,000,000	5,000,000
Ruby Pipeline
Earnings and Comprehensive Income
Revenue	286,000,000	432,000,000
Expenses	(8,000,000)	(29,000,000)
Depreciation and amortization	(26,000,000)	(143,000,000)
Impairment	0	(2,953,000,000)
Finance costs and other	(21,000,000)	(130,000,000)
Earnings (loss)	231,000,000	(2,823,000,000)
Net Income Attributable To Pembina	12,000,000	122,000,000
Statement of financial position [abstract]
Current assets	137,000,000	50,000,000
Non-current assets	662,000,000	688,000,000
Current liabilities	622,000,000	77,000,000
Non-current liabilities	302,000,000	928,000,000
Interest expense	79,000,000	104,000,000
Cash and cash equivalents	113,000,000	6,000,000
Ruby Pipeline | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	1,000,000	2,000,000
Ruby Pipeline | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	296,000,000	278,000,000
Veresen Midstream
Earnings and Comprehensive Income
Revenue	661,000,000	565,000,000
Expenses	(216,000,000)	(177,000,000)
Depreciation and amortization	(191,000,000)	(177,000,000)
Finance costs and other	(67,000,000)	(84,000,000)
Earnings (loss)	187,000,000	127,000,000
Net Income Attributable To Pembina	77,000,000	50,000,000
Statement of financial position [abstract]
Current assets	211,000,000	167,000,000
Non-current assets	4,605,000,000	4,671,000,000
Current liabilities	147,000,000	114,000,000
Non-current liabilities	2,674,000,000	2,689,000,000
Interest expense	71,000,000	80,000,000
Cash and cash equivalents	1,000,000	0
Veresen Midstream | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	63,000,000	80,000,000
Veresen Midstream | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	61,000,000	56,000,000
CKPC
Earnings and Comprehensive Income
Expenses	(6,000,000)	(4,000,000)
Impairment	0	(589,000,000)
Finance costs and other	(1,000,000)	(33,000,000)
Earnings (loss)	(7,000,000)	(626,000,000)
Net Income Attributable To Pembina	0	(314,000,000)
Statement of financial position [abstract]
Current assets	33,000,000	83,000,000
Non-current assets	0	0
Current liabilities	57,000,000	99,000,000
Non-current liabilities	10,000,000	11,000,000
Interest income	0	1,000,000
Cash and cash equivalents	29,000,000	75,000,000
CKPC | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	57,000,000	99,000,000
CKPC | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	10,000,000	11,000,000
Other
Earnings and Comprehensive Income
Revenue	57,000,000	51,000,000
Expenses	(23,000,000)	(16,000,000)
Depreciation and amortization	(15,000,000)	(16,000,000)
Finance costs and other	0	(5,000,000)
Earnings (loss)	19,000,000	14,000,000
Net Income Attributable To Pembina	4,000,000	5,000,000
Statement of financial position [abstract]
Current assets	6,000,000	6,000,000
Non-current assets	104,000,000	117,000,000
Current liabilities	25,000,000	25,000,000
Non-current liabilities	42,000,000	64,000,000
Interest expense	1,000,000	2,000,000
Cash and cash equivalents	1,000,000	1,000,000
Other | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	4,000,000	3,000,000
Other | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	1,000,000	1,000,000
Cedar LNG
Statement of financial position [abstract]
Current assets	2,000,000	0
Non-current assets	50,000,000	0
Current liabilities	6,000,000	0
Non-current liabilities	36,000,000	$ 0
Cedar LNG | Current Liabilities
Statement of financial position [abstract]
Trade and other payables	3,000,000
Cedar LNG | Non-Current Liabilities
Statement of financial position [abstract]
Trade and other payables	$ 34,000,000